Debt - SECURITIZE, INC. AND SUBSIDIARIES (Tables) - Securitize, Inc. and Subsidiaries	3 Months Ended
Mar. 31, 2026
Debt Instrument [Line Items]
Schedule of Long-Term Debt Instruments
The Company’s cost basis of outstanding debt consisted of the following at the periods indicated below:

	Effective Interest Rate	Maturity Date	Payment Upon Maturity	March 31, 2026	December 31, 2025
Simple agreements for future equity	—	—	$—	$4,845,000	$4,845,000
Convertible promissory notes payable, net of issuance costs	4.77% –13.04%	January 2027 – October 2028	79,915,000	79,859,733	79,859,733
Total Long-Term Debt			$79,915,000	$84,704,733	$84,704,733
The Company’s cost basis of outstanding debt consisted of the following at the periods indicated below:

	Effective Interest Rate	Maturity Date	Payment Upon Maturity	December 31, 2025	December 31, 2024
Simple agreements for future equity	—	—	$—	$4,845,000	$4,845,000
Hamilton Lane SF6 note payable	—	—	—	—	2,474,384
Convertible promissory notes payable, net of issuance costs	5%	January – September 2028	79,915,000	79,859,733	49,867,511
Total Long-Term Debt			$79,915,000	$84,704,733	$57,186,895

Schedule of Maturities of Long-Term Debt	The following table depicts the timing of future minimum debt payments as of December 31, 2025:

Years Ending December 31,
2026	$—
2027	49,915,000
2028	30,000,000
2029	—
2030	—
Thereafter	—
Total	$79,915,000